Fair Value Measurements	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
Note 19. Fair Value Measurements

The following table presents the Company’s financial assets and liabilities that are measured at fair value on a recurring basis which were comprised of the following types of instruments at December 31, 2013 and 2014:

	Fair Value Measurements at
	December 31, 2013 Using
	Level 1	Level 2	Level 3
	(in thousands)
Assets:
Cash and cash equivalents:
Time deposits with original maturities less than three months	$35,684	-	-
Marketable securities available-for-sale:
Time deposit with original maturities more than three months	-	788	-
Restricted marketable securities:
Time deposits with original maturities of more than three months	-	3,034	-
Total	$35,684	3,822	-
Liabilities:
Short-term debt	$-	105,500	-
Other current liabilities:
Warrant obligation	-	-	1,255
Total	$-	105,500	1,255

	Fair Value Measurements at
	December 31, 2014 Using
	Level 1	Level 2	Level 3
	(in thousands)
Assets:
Cash and cash equivalents:
Time deposits with original maturities less than three months	$39,619	-	-
Marketable securities available-for-sale:
Time deposit with original maturities more than three months	-	158	-
Open-ended bond fund	2,219	-	-
Restricted marketable securities:
Time deposits with original maturities of more than three months	-	337	-
Total	$41,838	495	-
Liabilities:
Short-term debt	$-	130,000	-
Total	$-	130,000	-

The following table presents fair value measurements of assets that are measured at fair value on a nonrecurring basis at December 31, 2012 and 2014 and the associated losses recognized in 2012 and 2014 (nil in 2013):

	Fair Value Measurements at reporting Date Using
					For the Year Ended December
					31, 2012
	December 31, 2012	Level 1	Level 2	Level 3	Impairment loss
	(in thousands)
Assets:
Investments in Non-marketable Equity Securities- eTurbo Touch Technology Inc.	$477	-	-	477	238

	Fair Value Measurements at reporting Date Using
					For the Year Ended December
					31, 2014
	December 31, 2014	Level 1	Level 2	Level 3	Impairment loss
	(in thousands)
Assets:
Investments in Non-marketable Equity Securities- Oculon Optoelectronics Inc.	$-	-	-	-	309

The Company reviews the carrying values of financial assets carried at cost when impairment indicators are present. For such financial assets that do not have a quoted market price, management of the Company reviews the current operating performance of the investee based on evaluation of the latest available financial statements, as well as changes in the industry and market prospects based on publicly available information. The impairment charges recognized in 2012 for the investment in eTurbo Touch Technology Inc. and recognized in 2014 for the investment in Oculon Optoelectronics Inc. were determined based on the difference between the Company’s carrying value and the proportionate equity interest in the net book value of investees at year end (which was management’s best estimate of the amount to be realized from these investments).

Non-financial assets such as goodwill, intangible assets, and property, plant, and equipment are measured at fair value only when an impairment loss is recognized. No such impairments were recognized in 2012, 2013 and 2014. As stated in Note 2 (h) “Summary of Significant Accounting Policy”-“Goodwill”, for Driver IC reporting unit in 2012, the discounted cash flow (DCF) method is used by management in applying the income approach to determine the fair value of each of the Company’s reporting units. Significant assumptions inherent in the valuation method for goodwill are employed and included, but are not limited to, prospective financial information, terminal value, and discount rates.

The Company performed the fair value measurement, which is categorized in Level 3 as part of the step 1 of the goodwill impairment test, for the Driver IC reporting unit. The Company used a discount rate based on the weighted average cost of capital, which was 21.3% for Driver IC reporting unit as of October 31, 2012, and long-term growth rate was 1.1% for Driver IC reporting unit as of October 31, 2012.

Management determined that the fair value of Driver IC reporting unit was approximately $571.9 million, which exceeded its carrying amount by 54.3%, at October 31, 2012. Therefore, management concluded that goodwill was not impaired and step 2 of the two-step goodwill impairment test was unnecessary.

There were no transfers between Level 1 and Level 2 of fair value hierarchy and no transfers into or out of Level 3 financial instruments during the year ended December 31, 2013 and 2014.

The following table summarizes changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the year ended December 31, 2013 and 2014:

Warrant obligation
(in thousands)

Balance at December 31, 2012	$-
Liability for warrant obligation	1,415
Unrealized gain for change in the fair value of the warrant included in earnings	(160)
Balance at December 31, 2013	$1,255
Gain for expiration of the warrant included in earnings	(1,255)
Balance at December 31, 2014	$-
The amount of total gain in 2013 included in earnings attributable to the change in unrealized gain relating to assets and liabilities still held at December 31, 2013	$160

The Company estimated the fair value for warrant obligation based on an external expert’s valuation report. The calculated fair values are estimated by using Binomial Model. The measure is based on significant inputs that are not observable in the market, which are Level 3 inputs. Key valuation assumptions include (a) a risk free rate of 0.58% for the expected terms of 0.81 years is derived from the yield rate of 1 years Zero-Coupon ROC central government bond at the reporting date; (b) an expected volatility of 46.35%, which is based on the average historical volatility of the comparative companies’ publicly traded shares.